FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

13. FAIR VALUE MEASUREMENTS

The tables below present information about the Company’s financial assets and liabilities measured and recorded at fair value on a recurring basis and indicate the fair value hierarchy of the inputs utilized to determine the fair values as of June 30, 2020 and December 31, 2019.

The Company has elected to offset the fair value amounts recognized for multiple derivative contracts executed with the same counterparty; however, fair value amounts by hierarchy level are presented on a gross basis in the tables below. The Company has posted cash margin with various counterparties to support hedging and trading activities. The cash margin posted is required by counterparties as collateral deposits and cannot be offset against the fair value of open contracts except in the event of default. The Company has no derivative contracts that are subject to master netting arrangements that are reflected gross on the Condensed Consolidated Balance Sheets.

	As of June 30, 2020
	Fair Value Hierarchy			Total Gross Fair Value	Effect of Counter- party Netting	Net Carrying Value on Balance Sheet
(in millions)	Level 1	Level 2	Level 3
Assets:
Money market funds	$401.2	$—	$—	$401.2	N/A	$401.2
Commodity contracts	0.1	7.0	1.3	8.4	(8.4)	—
Derivatives included with inventory intermediation agreement obligations	—	24.4	—	24.4	—	24.4
Liabilities:
Commodity contracts	0.5	13.6	0.3	14.4	(8.4)	6.0
Catalyst obligations	—	32.1	—	32.1	—	32.1
Contingent consideration obligation	—	—	13.4	13.4	—	13.4

	As of December 31, 2019
	Fair Value Hierarchy			Total Gross Fair Value	Effect of Counter- party Netting	Net Carrying Value on Balance Sheet
(in millions)	Level 1	Level 2	Level 3
Assets:
Money market funds	$97.9	$—	$—	$97.9	N/A	$97.9
Commodity contracts	32.5	1.5	—	34.0	(33.8)	0.2
Liabilities:
Commodity contracts	32.8	1.0	—	33.8	(33.8)	—
Catalyst obligations	—	47.6	—	47.6	—	47.6
Derivatives included with inventory intermediation agreement obligations	—	1.3	—	1.3	—	1.3

The valuation methods used to measure financial instruments at fair value are as follows:

•	Money market funds categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted market prices and included within Cash and cash equivalents.

•

The commodity contracts categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted prices in an active market. The commodity contracts categorized in Level 2 of the fair value hierarchy are measured at fair value using a market approach based upon future commodity prices for similar instruments quoted in active markets.

•

The derivatives included with inventory intermediation agreement obligations and the catalyst obligations are categorized in Level 2 of the fair value hierarchy and are measured at fair value using a market approach based upon commodity prices for similar instruments quoted in active markets.

•

The commodity contracts categorized in Level 3 of the fair value hierarchy consist of commodity price swap contracts that relate to forecasted purchases of crude oil for which quoted forward market prices are not readily available due to market illiquidity. The forward prices used to value these swaps were derived using broker quotes, prices from other third party sources and other available market based data.

•

The contingent consideration obligation at June 30, 2020 is categorized in Level 3 of the fair value hierarchy and is estimated using discounted cash flow models based on management’s estimate of the future cash flows related to the earn-out periods. The change in fair value of the obligation during the three and six months ended June 30, 2020 was impacted primarily by the change in estimated future earnings related to the Martinez refinery during the earn-out period.

Non-qualified pension plan assets are measured at fair value using a market approach based on published net asset values of mutual funds as a practical expedient. As of June 30, 2020 and December 31, 2019, $11.1 million and $10.3 million, respectively, were included within Deferred charges and other assets, net for these non-qualified pension plan assets.

The table below summarizes the changes in fair value measurements categorized in Level 3 of the fair value hierarchy:

(in millions)	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020
Balance at beginning of period	$24.3	$—
Additions	—	77.3
Accretion on discounted liabilities	1.5	1.5
Settlements	0.4	0.4
Unrealized gain included in earnings	(13.8)	(66.8)

Balance at end of period	$12.4	$12.4

There were no transfers between levels during the three and six months ended June 30, 2020 or 2019, respectively.

Fair value of debt

The table below summarizes the carrying value and fair value of debt as of June 30, 2020 and December 31, 2019.

	June 30, 2020		December 31, 2019
(in millions)	Carrying value	Fair value	Carrying value	Fair value
2025 Senior Secured Notes (a)	$1,000.0	$1,074.3	$—	$—
2028 Senior Notes (a)	1,000.0	835.0	—	—
2025 Senior Notes (a)	725.0	661.8	725.0	776.5
2023 Senior Notes (b)	—	—	500.0	519.7
Revolving Credit Facility (c)	$600.0	$600.0	$—	$—
PBF Rail Term Loan (c)	11.0	11.0	14.5	14.5
Catalyst financing arrangements (d)	32.1	32.1	47.6	47.6

	3,368.1	3,214.2	1,287.1	1,358.3
Less - Unamortized deferred financing costs	(43.4)	n/a	(24.3)	n/a

Long-term debt	$3,324.7	$3,214.2	$1,262.8	$1,358.3

(a)

The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the outstanding senior notes.

(b)	As disclosed in “Note 6 - Debt”, the 2023 Senior Notes were redeemed in full on February 14, 2020.

(c)	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.

(d)

Catalyst financing arrangements are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst repurchase obligations as the Company’s liability is directly impacted by the change in fair value of the underlying catalyst.

17.	FAIR VALUE MEASUREMENTS

The tables below present information about the Company’s financial assets and liabilities measured and recorded at fair value on a recurring basis and indicate the fair value hierarchy of the inputs utilized to determine the fair values as of December 31, 2019 and 2018.

The Company has elected to offset the fair value amounts recognized for multiple derivative contracts executed with the same counterparty; however, fair value amounts by hierarchy level are presented on a gross basis in the tables below. The Company has posted cash margin with various counterparties to support hedging and trading activities. The cash margin posted is required by counterparties as collateral deposits and cannot be offset against the fair value of open contracts except in the event of default. The Company has no derivative contracts that are subject to master netting arrangements that are reflected gross on the Consolidated Balance Sheets.

	As of December 31, 2019
	Fair Value Hierarchy
(in millions)	Level 1	Level 2	Level 3	Total Gross Fair Value	Effect of Counter- party Netting	Net Carrying Value on Balance Sheet
Assets:
Money market funds	$97.9	$—	$—	$97.9	N/A	$97.9
Commodity contracts	32.5	1.5	—	34.0	(33.8)	0.2
Liabilities:
Commodity contracts	32.8	1.0	—	33.8	(33.8)	—
Catalyst obligations	—	47.6	—	47.6	—	47.6
Derivatives included with inventory intermediation agreement obligations	—	1.3	—	1.3	—	1.3

	As of December 31, 2018
	Fair Value Hierarchy
(in millions)	Level 1	Level 2	Level 3	Total Gross Fair Value	Effect of Counter- party Netting	Net Carrying Value on Balance Sheet
Assets:
Money market funds	$2.8	$—	$—	$2.8	N/A	$2.8
Commodity contracts	1.2	8.9	—	10.1	(2.9)	7.2
Derivatives included with inventory intermediation agreement obligations	—	24.1	—	24.1	—	24.1
Liabilities:
Commodity contracts	2.7	0.2	—	2.9	(2.9)	—
Catalyst obligations	—	44.3	—	44.3	—	44.3

The valuation methods used to measure financial instruments at fair value are as follows:

•	Money market funds categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted market prices and included within Cash and cash equivalents.

•

The commodity contracts categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted prices in an active market. The commodity contracts categorized in Level 2 of the fair value hierarchy are measured at fair value using a market approach based upon future commodity prices for similar instruments quoted in active markets.

•

The derivatives included with inventory intermediation agreement obligations and the catalyst obligations are categorized in Level 2 of the fair value hierarchy and are measured at fair value using a market approach based upon commodity prices for similar instruments quoted in active markets.

Non-qualified pension plan assets are measured at fair value using a market approach based on published net asset values of mutual funds as a practical expedient. As of December 31, 2019 and 2018, $10.3 million and $9.7 million, respectively, were included within Deferred charges and other assets, net for these non-qualified pension plan assets.

There were no transfers between levels during the years ended December 31, 2019 and 2018, respectively.

Fair value of debt

The table below summarizes the fair value and carrying value of debt as of December 31, 2019 and 2018.

	December 31, 2019		December 31, 2018
(in millions)	Carrying value	Fair value	Carrying value	Fair value
2025 Senior Notes (a)	$725.0	$776.5	$725.0	$688.4
2023 Senior Notes (a) (d)	500.0	519.7	500.0	479.4
PBF Rail Term Loan (b)	14.5	14.5	21.6	21.6
Catalyst financing arrangements (c)	47.6	47.6	44.3	44.3

	1,287.1	1,358.3	1,290.9	1,233.7
Less - Current debt (c)	—	—	(2.4)	(2.4)
Less - Unamortized deferred financing costs	(24.3)	n/a	(30.5)	n/a

Long-term debt	$1,262.8	$1,358.3	$1,258.0	$1,231.3

(a)

The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Notes.

(b)	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
(c)

Catalyst financing arrangements are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst repurchase obligations as the Company’s liability is directly impacted by the change in fair value of the underlying catalyst.

(d)	As disclosed in “Note 7 - Credit Facilities and Debt”, these notes became unsecured following the Collateral Fall-Away Event on May 30, 2017.